Intangible assets - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) earning_multiple	Dec. 31, 2018 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated percentage of selling costs	0.020
Impairment loss recognised for intangible assets and goodwill	$ 62	$ 206
Revenue growth rate (up to)	2.00%
Discount rate	7.60%
Graham Packaging
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment of goodwill		$ 206
Recoverable amount	$ 2,900
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated percentage of selling costs	0.01
Royalty rate	0.01
Bottom of range | Revenue multiple, measurement input
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Significant unobservable input, assets | earning_multiple	7.5
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated percentage of selling costs	0.02
Royalty rate	0.07
Top of range | Revenue multiple, measurement input
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Significant unobservable input, assets | earning_multiple	10
North America and Japan
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment of goodwill	$ 33
Asset impairment charges related to remaining closures businesses	67
Goodwill impairment charges related to remaining closures businesses	26
Property, plant and equipment impairment charges related to remaining closures businesses	$ 37